Securities (Details 4) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Securities with unrealized loss position
Less than 12 Months, Fair Value	$ 61,115	$ 12,721
Less than 12 Months, Unrealized Losses	(1,659)	(220)
12 Months or More, Fair Value	5,911	811
12 Months or More, Unrealized Losses	(325)	(35)
Total, Fair Value	67,026	13,532
Total, Unrealized Losses	(1,984)	(255)
U.S. Government and federal agency
Securities with unrealized loss position
Less than 12 Months, Fair Value	25,104	1,997
Less than 12 Months, Unrealized Losses	(503)	(2)
12 Months or More, Fair Value
12 Months or More, Unrealized Losses
Total, Fair Value	25,104	1,997
Total, Unrealized Losses	(503)	(2)
U.S. Treasury notes and bonds
Securities with unrealized loss position
Less than 12 Months, Fair Value	5,190	2,187
Less than 12 Months, Unrealized Losses	(78)	(9)
12 Months or More, Fair Value
12 Months or More, Unrealized Losses
Total, Fair Value	5,190	2,187
Total, Unrealized Losses	(78)	(9)
State and municipal
Securities with unrealized loss position
Less than 12 Months, Fair Value	19,532	7,623
Less than 12 Months, Unrealized Losses	(740)	(203)
12 Months or More, Fair Value	5,030	811
12 Months or More, Unrealized Losses	(322)	(35)
Total, Fair Value	24,562	8,434
Total, Unrealized Losses	(1,062)	(238)
Mortgage-backed
Securities with unrealized loss position
Less than 12 Months, Fair Value	6,380
Less than 12 Months, Unrealized Losses	(166)
12 Months or More, Fair Value
12 Months or More, Unrealized Losses
Total, Fair Value	6,380
Total, Unrealized Losses	(166)
Corporate
Securities with unrealized loss position
Less than 12 Months, Fair Value	2,823	768
Less than 12 Months, Unrealized Losses	(51)	(1)
12 Months or More, Fair Value	398
12 Months or More, Unrealized Losses
Total, Fair Value	3,221	768
Total, Unrealized Losses	(51)	(1)
Foreign Debt
Securities with unrealized loss position
Less than 12 Months, Fair Value	990
Less than 12 Months, Unrealized Losses	(10)
12 Months or More, Fair Value
12 Months or More, Unrealized Losses
Total, Fair Value	990
Total, Unrealized Losses	(10)
Equity securities
Securities with unrealized loss position
Less than 12 Months, Fair Value	1,096	146
Less than 12 Months, Unrealized Losses	(111)	(5)
12 Months or More, Fair Value
12 Months or More, Unrealized Losses
Total, Fair Value	1,096	146
Total, Unrealized Losses	(111)	(5)
Asset-backed securities
Securities with unrealized loss position
Less than 12 Months, Fair Value
Less than 12 Months, Unrealized Losses
12 Months or More, Fair Value	483
12 Months or More, Unrealized Losses	(3)
Total, Fair Value	483
Total, Unrealized Losses	$ (3)